Pensions and Other Post-employment Benefit Obligations - Details of Net Defined Benefit Obligations by Country (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	€ 990	€ 1,051
Plan assets	(380)	(387)
Net defined benefit liability	610	664	€ 735
France [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	151	148
Plan assets	(3)	(3)
Net defined benefit liability	148	145
Germany [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	136	142
Plan assets	(1)	(1)
Net defined benefit liability	135	141
Switzerland [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	251	251
Plan assets	(178)	(177)
Net defined benefit liability	73	74
United States [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	451	509
Plan assets	(198)	(206)
Net defined benefit liability	253	303
Other countries [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	1	1
Net defined benefit liability	€ 1	€ 1